Note 7 - Leases (Details) - Future Minimum Lease Payments $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Lease Payments [Abstract]
2016	$ 6,299
2017	6,282
2018	6,282
2019	6,282
2020	6,299
2021 and thereafter	7,316
Total	$ 38,760